Revenue from sales and energy purchases (Details 1) $ in Millions		12 Months Ended
		Dec. 31, 2022 ARS ($) MWh	Dec. 31, 2021 ARS ($) MWh	Dec. 31, 2020 ARS ($) MWh
IfrsStatementLineItems [Line Items]
Total - Revenue		$ 205,835	$ 221,091	$ 268,389
Total - Revenue		$ (205,835)	$ (221,091)	$ (268,389)
Small demand tariff member
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh		13,052	12,373	11,600
Total - Revenue		$ 112,853	$ 130,223	$ 168,574
Total - Revenue		$ (112,853)	$ (130,223)	$ (168,574)
Medium demand segment member
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh		1,529	1,447	1,341
Total - Revenue		$ 21,035	$ 23,668	$ 30,990
Total - Revenue		$ (21,035)	$ (23,668)	$ (30,990)
Large demand segment member
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh		3,714	3,492	3,210
Total - Revenue		$ 61,391	$ 55,576	$ 58,284
Total - Revenue		$ (61,391)	$ (55,576)	$ (58,284)
Other demand segment member
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh		4,531	4,398	4,028
Total - Revenue		$ 9,320	$ 10,114	$ 9,146
Total - Revenue		$ (9,320)	$ (10,114)	$ (9,146)
Subtotal sales of electricity member
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh		22,826	21,710	20,179
Total - Revenue		$ 204,599	$ 219,581	$ 266,994
Total - Revenue		(204,599)	(219,581)	(266,994)
Right of use of poles member
IfrsStatementLineItems [Line Items]
Total - Revenue		1,115	1,367	1,237
Total - Revenue		(1,115)	(1,367)	(1,237)
Connection and reconnection charges member
IfrsStatementLineItems [Line Items]
Total - Revenue		121	143	158
Total - Revenue		(121)	(143)	(158)
Subtotal other eervices member
IfrsStatementLineItems [Line Items]
Total - Revenue		1,236	1,510	1,395
Total - Revenue		$ (1,236)	$ (1,510)	$ (1,395)
Energy purchase member
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh	[1]	27,158	26,373	25,124
Total - Revenue	[1]	$ 143,228	$ 135,966	$ 170,264
Total - Revenue	[1]	$ (143,228)	$ (135,966)	$ (170,264)

[1]	As of December 31, 2022, 2021 and 2020, includes technical and non-technical energy losses for 4,333 GWh, 4,663 GWh and 4,945 GWh, respectively.